Employee Benefit Plans (Summary Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Share-based Compensation [Abstract]
2014	$ 970
2015	990
2016	1,005
2017	1,023
2018	1,056
2019 through 2023	$ 5,501